Unaudited Condensed Consolidated Interim Statement of Cash Flows - GBP (£) £ in Thousands		9 Months Ended
		Oct. 31, 2019	Oct. 31, 2018
Cash flows from operating activities
(Loss) / profit before income tax		£ (18,845)	£ 10,927	[1],[2]
Adjusted for:
Gain on re-measurement of financial liabilities on funding arrangements		0	(539)	[2]
Loss on recognition of contingent consideration payable		0	860	[2]
Finance income		(3)	(2,786)	[2]
Finance costs		186	410	[2]
Foreign exchange gain		(103)	(1,056)	[2]
Depreciation		428	483	[2]
Amortization of intangible fixed assets		622	622	[2]
Loss on disposal of assets		10	24	[2]
Research and development expenditure credit		0	(156)	[2]
Impairment of goodwill and intangible assets		0	3,986	[1],[2]
Share-based payment		533	4,263	[2]
Adjusted (loss) / profit from operations before changes in working capital		(17,172)	17,038	[2]
Decrease / (increase) in trade and other receivables		4,186	(1,654)	[2]
Decrease in deferred revenue		(3,374)	(33,973)	[2]
Decrease in trade and other payables		(1,796)	(3,719)	[2]
Cash used in operations		(18,156)	(22,308)	[2]
Contingent consideration paid		(549)	0	[2]
Taxation received		5,334	172	[2]
RDEC credit received		163	0
Net cash used in operating activities		(13,208)	(22,136)	[2]
Investing activities
Purchase of property, plant and equipment		(129)	(56)	[2]
Purchase of intangible assets		(103)	(5)	[2]
Interest received		3	3	[2]
Net cash used in investing activities		(229)	(58)	[2]
Financing activities
Proceeds from issue of share capital		0	15,000	[2]
Transaction costs on share capital issued		0	(858)	[2]
Proceeds from exercise of share options		1	102	[2]
Repayment of lease liabilities		(268)	(240)	[2]
Net cash (used in) / generated from financing activities		(267)	14,004	[2]
Decrease in cash and cash equivalents		(13,704)	(8,190)	[2]
Effect of exchange rates in cash and cash equivalents		448	1,132	[2]
Cash and cash equivalents at beginning of the period	[3]	26,858	20,102	[2]
Cash and cash equivalents at end of the period		£ 13,602	£ 13,044	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’